Related parties (Tables)	12 Months Ended
Jun. 30, 2026
Related parties
Schedule of key management remuneration

Executive directors’ remuneration and benefits

	S Baloyi[4]		WP Bruns[4,5]		VD Kahla		HA Rossouw[6]
	2026	2025	2026	2025	2026	2025	2026	2025
Executive Directors	R’000	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Salary	16 293	12 514	7 608	5 982	8 793	8 499	—	1 336
Risk and Retirement funding	1 590	1 276	1 002	788	404	382	—	151
Vehicle benefit	300	300	—	—	—	—	—	—
Healthcare	192	160	187	147	158	147	—	—
Other benefits[1]	271	96	50	17	676	606	—	—
Total salary and benefits	18 646	14 346	8 847	6 934	10 031	9 634	—	1 487
Annual short-term incentive[2]	20 721	11 213	7 454	3 984	6 546	4 360	—	—
Long-term incentive gains[3]	3 499	353	3 990	387	11 117	3 569	—	—
Total annual remuneration*	42 866	25 912	20 291	11 305	27 694	17 563	—	1 487

*The total annual remuneration of the executive directors for 2024 was R54,6 million.

1	Other Benefits include security services, long service awards, private travel and other once off costs on which fringe benefit tax is levied where required.
2	Short-term incentives approved based on the Group results for 2026 and payable in the 2027 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2026 x role category % x [(Group STI achievement x 80%) + (Individual Performance Achievement x 20%) – fatality penalty].
3	Long-term incentives gains for 2026 includes the Renewable energy (RE) grant awards made during financial year 2021 (where measurement was postponed to a day no later than 31 December 2026), the annual and retention (Mr Bruns) awards made in August 2023 and EVP Restricted (RLTI) award made in September 2021. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (RLTI and RE: 100%; Performance GEC: 72%) x June 2026 average share price. The actual vesting date for the awards is between 28 August 2026 and 27 September 2026 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in 2026 and the balance in 2028, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the total earned remuneration table.
4	The Remuneration Committee approved market-related salary adjustments, where appropriate and in line with the Policy, in addition to annual salary increases, to support the continued competitiveness of the Group’s remuneration structure.
5	Mr Bruns was appointed as CFO from 1 September 2024. The disclosed prior year remuneration is thus apportioned.
6	Mr Rossouw stepped down as executive director and CFO effective 31 August 2024. All unvested LTIs were forfeited upon his resignation.

Executive directors’ unvested LTI holdings (number and intrinsic value) for 2026

	S Baloyi		WP Bruns		VD Kahla
		Intrinsic		Intrinsic		Intrinsic
	Number	value[1]	Number	value[1]	Number	value[1]
Executive Directors		R’000		R’000		R’000
Balance at beginning of the year*	217 518	17 132	167 758	13 213	222 776	17 546
Awards granted[2]	185 812	23 275	85 680	10 732	82 511	10 335
Change in value[1]	—	24 162	—	16 579	—	17 933
Effect of corporate performance targets	(1 116)	(155)	(324)	(45)	(3 001)	(418)
Dividend equivalents	1 129	157	1 821	254	9 570	1 333
Awards settled[3]	(11 734)	(1 263)	(11 323)	(1 351)	(66 571)	(7 076)
Balance at the end of the year[4]	391 609	63 308	243 612	39 382	245 285	39 653

*The total intrinsic value of the executive directors' unvested LTI holdings for 2024 was R46,5 million.

1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2026 R161,66

30 June 2025 R78,76

Change in intrinsic value for the year results from changes in the share price.

2	LTIs granted on 8 September 2025.
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2025 that was settled in the 2026 financial year. The full amount of the remaining 50% that vested in the current year is disclosed in the total earned remuneration table. It also included the second tranche of awards which vested in 2023(on which there were no further performance conditions) and the restricted awards, both granted in 2020. The difference between the long-term incentive gains disclosed in 2025 and the amount settled in 2026 is due to difference in actual share price at vesting date and the share price at date of disclosure.
4	The balance includes 22 761 awards granted in 2021, with the associated renewable energy CPT deferred to 31 December 2026.

Prescribed Officers’ remuneration and benefits

	V Bester[4]		AGM Gerber[5]		C Herrmann[5,6]		AT Makgala[7]
	2026	2025	2026	2025	2026	2025	2026	2025
Prescribed Officers	R’000	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Salary	7 156	6 044	10 186	9 375	8 118	7 969	4 433	—
Risk and Retirement funding	1 086	920	796	873	645	595	762	—
Vehicle benefit	—	—	146	308	248	252	—	—
Healthcare	130	121	115	104	230	224	55	—
Other benefits[1]	112	100	41	217	3 772	2 634	11 352	—
Total salary and benefits	8 484	7 185	11 284	10 877	13 013	11 674	16 602	—
Annual short-term incentive[2]	6 578	3 549	7 389	4 867	5 355	3 894	3 550	—
Long-term incentive gains[3]	2 110	119	—	—	3 824	637	—	—
Total annual remuneration*	17 172	10 853	18 673	15 744	22 192	16 205	20 152	—

*The total annual remuneration of the prescribed officers for 2024 was R97,2 million.

1	Other Benefits include security services, long service awards, private travel and other once off costs on which fringe benefit tax is levied where required.
2	Short-term incentives approved based on the Group results for 2026 and payable in the 2027 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2026 x role category % x [(Group STI achievement x 80%) + (Individual Performance Achievement x 20%) – fatality penalty].
3	Long-term incentives gains for 2026 includes the Renewable energy (RE) grant awards made during financial year 2021 (where measurement was postponed to a day no later than 31 December 2026), the annual and on-appointment awards made in 2023 and EVP Restricted (RLTI) award made in September 2021. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (RLTI and RE: 100%; Performance GEC: 72%; SVP: 80,4%) x June 2026 average share price. The actual vesting date for the awards is between 28 August 2026 and 27 September 2026 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in 2026 and the balance in 2028, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the total earned remuneration table.
4	The Remuneration Committee approved market-related salary adjustments, where appropriate and in line with the Policy, in addition to annual salary increases, to support the continued competitiveness of the Group's remuneration structure.
5	Ms Gerber and Mr Herrmann are employed on German employment contracts and paid in Euros. The conversion to Rand has been done using the monthly average of daily closing rates.
6	Expatriate benefits in South Africa are offered and grossed up as appropriate. Other Benefits include accommodation, home leave allowance and transportation offered under the Expatriation policy.
7	Ms Makgala was appointed as EVP: People, SHE, Risk and Corporate Affairs on 1 October 2025. Other Benefits include a staggered buy-out arrangement in respect of incentives forfeited (R5,4 million) when she resigned from her previous employer as well as relocation expenses (R0,4 million) paid in terms of the policy. A non-taxable payment to her previous employer with respect to a work-back agreement is included in the amount to the value of R5,4 million. The Sasol buy-out agreement for all payments is linked to a work-back period.

	CK Mokoena[4]		SD Pillay[5]		S Siyaya[6]		H Wenhold[7]
	2026	2025	2026	2025	2026	2025	2026	2025
Prescribed Officers	R'000	R'000	R’000	R’000	R’000	R’000	R’000	R’000
Salary	1 821	6 915	6 011	5 039	4 598	—	1 192	6 288
Risk and Retirement funding	—	327	939	795	536	—	—	824
Vehicle benefit	—	—	150	150	—	—	—	—
Healthcare	45	174	130	121	158	—	21	121
Other benefits[1]	10	72	61	11	11	—	5	34
Total salary and benefits	1 876	7 488	7 291	6 116	5 303	—	1 218	7 267
Annual short-term incentive[2]	3 503	3 637	5 190	3 072	3 374	—	4 369	3 439
Long-term incentive gains[3]	7 168	2 931	503	947	2 642	—	6 917	671
Total annual remuneration*	12 547	14 056	12 984	10 135	11 319	—	12 504	11 377

*The total annual remuneration of the prescribed officers for 2024 was R97,2 million.

1	Other Benefits include security services, long service awards, private travel and other once off costs on which fringe benefit tax is levied where required.
2	Short-term incentives approved based on the Group results for 2026 and payable in the 2027 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2026 x role category % x [(Group STI achievement x 80%) + (Individual Performance Achievement x 20%) – fatality penalty].
3	Long-term incentives gains for 2026 includes the Renewable energy (RE) grant awards made during financial year 2021 (where measurement was postponed to a day no later than 31 December 2026), the annual and on-appointment awards made in 2023 and EVP Restricted (RLTI) award made in September 2021. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (RLTI and RE: 100%; Performance GEC: 72%; SVP: 80,4%) x June 2026 average share price. The actual vesting date for the awards is between 28 August 2026 and 27 September 2026 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in 2026 and the balance in 2028, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the total earned remuneration table.
4	Ms Mokoena stepped down as prescribed officer on 30 September 2025 after reaching the Sasol retirement age for group executives.
5	The Remuneration Committee approved market-related salary adjustments, where appropriate and in line with the Policy, in addition to annual salary increases, to support the continued competitiveness of the Group's remuneration structure.
6	Mr Siyaya was appointed as EVP: Mining on 1 September 2025. Remuneration is disclosed for the period since appointment.
7	Mr Wenhold stepped down as a prescribed officer on 31 August 2025 after reaching the Sasol retirement age for group executives.

Prescribed Officers’ unvested LTI holdings (number and intrinsic value) for 2026

	V Bester		AGM Gerber		C Herrmann		AT Makgala[5]
		Intrinsic		Intrinsic		Intrinsic		Intrinsic
	Number	value[1]	Number	value[1]	Number	value[1]	Number	value[1]
Prescribed Officers		R'000		US$’000		US$'000		R’000
Balance at beginning of the year*	77 615	6 113	85 378	377	122 021	539	—	—
Awards granted[2]	66 132	8 284	93 110	666	74 488	533	64 863	7 219
Change in value[1]	—	8 795	—	710	—	805	—	3 267
Effect of corporate performance targets	(100)	(14)	—	—	(574)	(5)	—	—
Dividend equivalents	528	74	—	—	2 529	21	—	—
Awards settled[3]	(1 511)	(189)	—	—	(19 674)	(137)	—	—
Balance at the end of the year[4]	142 664	23 063	178 488	1 753	178 790	1 756	64 863	10 486

*The total intrinsic value of the prescribed officers' unvested LTI holdings for 2024 was R38,4 million.

1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2026 R161,66 ($9,82)

30 June 2025 R78,76 ($4,42)

Change in intrinsic value for the year results from changes in the share price.

2	LTIs granted on 8 September 2025 and 28 November 2025.
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2025 that was settled in the 2026 financial year. The full amount of the remaining 50% that vested in the current year is disclosed in the total earned remuneration table. It also included the second tranche of awards which vested in 2023(on which there were no further performance conditions) and the restricted awards, both granted in 2020.The difference between the long-term incentive gains disclosed in 2025 and the amount settled in 2026 is due to difference in actual share price at vesting date and the share price at date of disclosure.
4	The balance includes 2 333 awards granted in 2021, with the associated renewable energy CPT deferred to 31 December 2026.
5	Ms Makgala was appointed on 1 October 2025 as EVP: People, SHE, Risk and Corporate Affairs.

	CK Mokoena[5]		S Pillay		S Siyaya[6]		H Wenhold[7]
	Number	Intrinsic value[1]	Number	Intrinsic value[1]	Number	Intrinsic value[1]	Number	Intrinsic value[1]
Prescribed Officers		R’000		R’000		R’000		R’000
Balance at beginning of the year*	162 969	12 835	69 031	5 437	—	—	123 098	9 695
Awards granted[2]	—	—	56 376	7 062	57 684	7 225	—	—
Change in value[1]	—	4 678	—	7 860	—	3 847	—	4 710
Effect of corporate performance targets	—	—	(569)	(79)	(38)	(5)	—	—
Dividend equivalents	—	—	1 467	204	238	33	—	—
Awards settled[3]	—	—	(9 285)	(1 567)	(1 125)	(141)	—	—
Effect of changes in Prescribed Officers	(162 969)	(17 513)	—	—	39 958	4 676	(123 098)	(14 405)
Balance at the end of the year[4]	—	—	117 020	18 917	96 717	15 635	—	—

*The total intrinsic value of the prescribed officers' unvested LTI holdings for 2024 was R38,4 million.

1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2026 R161,66

30 June 2025 R78,76

Change in intrinsic value for the year results from changes in the share price.

2	LTIs granted on 8 September 2025 and 28 November 2025.
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2025 that was settled in the 2026 financial year. The full amount of the remaining 50% that vested in the current year is disclosed in the total earned remuneration table. It also included the second tranche of awards which vested in 2023(on which there were no further performance conditions) and the restricted awards, both granted in 2020.The difference between the long-term incentive gains disclosed in 2025 and the amount settled in 2026 is due to difference in actual share price at vesting date and the share price at date of disclosure.
4	The balance includes 2 333 awards granted in 2021, with the associated renewable energy CPT deferred to 31 December 2026.
5	Ms Mokoena resigned from Sasol on 30 September 2025.
6	Mr Siyaya was appointed on 1 September 2025 as EVP: Mining.
7	Mr Wenhold resigned from Sasol on 30 August 2025.

Non-executive Directors’ remuneration

		Lead
	Board	independent
	meeting	Director	Committee	Total[1]	Total[1]
	fees[2]	fees[2]	fees[2]	2026	2025
Non-executive Directors	R'000	R'000	R'000	R'000	R'000
MBN Dube (Chairman)	6 385	—	—	6 385	6 671
M Flöel (Lead Independent Director)[3]	2 077	964	1 248	4 289	4 234
KC Harper[4]	1 463	—	458	1 921	3 086
DGP Eyton[5]	2 221	—	1 363	3 584	3 089
MJ Cuambe[6]	1 805	—	845	2 650	2 606
GMB Kennealy	1 958	—	1 037	2 995	2 982
S Subramoney	1 958	—	613	2 571	2 564
NX Maluleke[7]	2 101	—	562	2 663	—
R Gasant[8]	803	—	51	854	—
TJ Cumming[9]	—	—	—	—	2 917
NNA Matyumza[10]	—	—	—	—	421
MEK Nkeli[11]	—	—	—	—	458
Total	20 771	964	6 177	27 912	29 028

1	Fees exclude VAT.
2	Board and Committee fees are denominated in US dollars and are therefore subject to fluctuations in foreign exchange rates. For Non-Executive Directors permanently resident outside Europe, the United Kingdom and North America, the Rand/US$ exchange rate applicable to Board and Committee fees was fixed for the first half of 2026 using the average exchange rate for the period July 2023 to December 2024. The exchange rate applicable to the second half of 2026 was fixed using the average exchange rate for the period July 2024 to December 2025. In addition, a cost-of-living adjustment is applied to the fees of these directors.

To reduce the impact of currency volatility on Non-Executive Directors permanently resident in Europe, the United Kingdom and North America, the US$/EUR and US$/GBP exchange rates applicable to Board and Committee fees were fixed for quarter 2, quarter 3 and quarter 4 using the prevailing average exchange rates at the time the fees were approved. The approved fee values were thereafter converted to US dollars for payment.

3	Dr Flöel was appointed as Remuneration Committee Chairman and stepped down from the Capital Investment Committee Chairman role, effective 6 June 2025 while remaining a member of Capital Investment Committee.

4	Ms Harper resigned from the Board on 16 February 2026 and received pro rated Board and Committee fees for quarter 3.
5	Mr Eyton stepped down as a member of the Audit and Risk Committee, effective 1 June 2026 and received pro rated committee fees for quarter 4.
6	Mr Cuambe was appointed as the Chairman of the Capital Investment Committee, on 6 June 2025. He stepped down as a member of the Safety, Social and Ethics Committee on 22 August 2025 and received pro rated committee fees for quarter 1.
7	Ms Maluleke was appointed to the Board effective 9 June 2025, received Sasol Limited Board fees from 1 July 2025, and was appointed to the Audit and Risk, and Safety, Social and Ethics Committees, on 22 August 2025.
8	Mr Gasant was appointed to the Board on 1 February 2026 and received a pro-rated Board fee. He was appointed to the Audit and Risk Committee and the Remuneration Committee on 1 June 2026 and received pro rated committee fee payments.
9	Mr Cumming resigned from the Board on 6 June 2025.
10	Ms Matyumza retired from the Board on 8 September 2024.
11	Ms Nkeli retired from the Board on 31 August 2024.